Financial Expenses (Income), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial income:
Foreign exchange loss (gain), net	$ 8,111	$ (9,933)	$ 1,557
Financial expenses:
Interest expense			21,240
Amortization of discount attribute to convertible loans			206,547
Change in fair value of embedded conversion feature, warrants, capital note and loans presented at fair value	(19,278)	235,382	59,901
Other	10,073	11,112	4,978
Financial expenses (income), net	$ 1,094	$ (236,561)	$ (291,109)